FAIR VALUE - Schedule of Fair Value Measurement Levels for all Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 34,573	$ 28,908
Equity securities, fair value	180	217
Fixed maturities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,500	2,200
U.S. government agencies and corporations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	830	669
Obligations of U.S. States and political subdivisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	41	70
Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	9,882	7,010
Asset-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	5,077	5,982
Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	412	0
Non-agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	1,121	900
Agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	5,465	4,931
Non-agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	1,721	1,289
Foreign government securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,371	2,196
Foreign corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	7,653	5,861
Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		900
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Equity securities, fair value	88	79
Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government agencies and corporations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of U.S. States and political subdivisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Asset-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign government securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		0
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	32,099	26,719
Equity securities, fair value	92	133
Significant Other Observable Inputs (Level 2) | U.S. government agencies and corporations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	830	669
Significant Other Observable Inputs (Level 2) | Obligations of U.S. States and political subdivisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	41	70
Significant Other Observable Inputs (Level 2) | Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	9,512	6,492
Significant Other Observable Inputs (Level 2) | Asset-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,987	4,325
Significant Other Observable Inputs (Level 2) | Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	412
Significant Other Observable Inputs (Level 2) | Non-agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	1,121
Significant Other Observable Inputs (Level 2) | Agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	5,465	4,931
Significant Other Observable Inputs (Level 2) | Non-agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	1,721	1,289
Significant Other Observable Inputs (Level 2) | Foreign government securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,371	2,196
Significant Other Observable Inputs (Level 2) | Foreign corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	7,639	5,847
Significant Other Observable Inputs (Level 2) | Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		900
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,474	2,189
Equity securities, fair value	0	5
Significant Unobservable Inputs (Level 3) | U.S. government agencies and corporations
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Obligations of U.S. States and political subdivisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	370	518
Significant Unobservable Inputs (Level 3) | Asset-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	2,091	1,657
Significant Unobservable Inputs (Level 3) | Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0
Significant Unobservable Inputs (Level 3) | Non-agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0
Significant Unobservable Inputs (Level 3) | Agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Non-agency residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Foreign government securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Foreign corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 14	14
Significant Unobservable Inputs (Level 3) | Agency commercial
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value		$ 0